Note 2 - Summary of Significant Accounting Policies (Details Textual)		3 Months Ended		12 Months Ended
	Apr. 15, 2016	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Reverse Stock Split [Member] | Subsequent Event [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	8
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Four Customers [Member]
Concentration Risk, Percentage				87.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Two Customers [Member]
Concentration Risk Number of Customers					2
Concentration Risk, Percentage					91.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk Number of Customers				4
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customers [Member]
Concentration Risk, Percentage		86.00%	93.00%	86.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk Number of Customers				3
Medical Equipment, Sales Demos [Member]
Property, Plant and Equipment Estimated Useful Lives1				5 years
Maximum [Member]
Property, Plant and Equipment Estimated Useful Lives1				7 years
Minimum [Member]
Property, Plant and Equipment Estimated Useful Lives1				3 years
Number of Financial Institutions				1
Allowance for Doubtful Accounts Receivable				$ 0	$ 0
Warranty Period		1 year		1 year